PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

11. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Value-added tax deductible	463,771,911	685,696,580
Deposit for customer duty, bidding and others	39,412,046	68,027,240
Rental deposit and prepayment	7,876,610	31,054,808
Prepayment for share repurchase	25,173,532	25,471,153
Prepaid professional service fee	5,646,098	18,824,241
Prepayment for income tax	5,992,644	17,439,451
Employee advances	10,357,581	15,602,935
Prepaid insurance premium	9,407,769	15,060,226
Deposits related to acquisition of subsidiaries	-	10,000,000
Deposits related to construction of solar projects	9,880,000	9,880,000
Others	14,335,784	19,599,010
Total	591,853,975	916,655,644

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2013 and 2014, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.